As filed with the Securities and Exchange Commission on August 26, 2011
Commission File Nos.  333-118368
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 23	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 279	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on August 29, 2011, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

EXPLANATORY NOTE:  This Amendment to the Registration Statement on Form N-4 (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and supplements the prospectus and the statement of additional information.  Part C is also amended as reflected therein.  Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement dated August 29, 2011
To The Prospectus Dated May 1, 2011 For

PERSPECTIVE ADVISORS IISM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

This supplement updates the above-referenced prospectus.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-873-5654; www.jackson.com.

The purpose of this supplement is to make the following changes to the prospectus:

1.) Mortality and Expense Risk Charge. The Mortality and Expense Risk Charge is changed to 1.60% for Contracts purchased on or after August 29, 2011.  If you purchased your Contract before August 29, 2011, your existing Mortality and Expense Risk Charge does not change.

2.)  Availability of Options Under the LifeGuard Freedom Flex Guaranteed Minimum Withdrawal Benefit (GMWB).  Effective August 29, 2011, the 8% Bonus and Annual Step-Up option is no longer available as an optional feature under the LifeGuard Freedom Flex GMWB.

3.)  Changes to Investment Divisions and Other Miscellaneous Changes.  Effective August 29, 2011, changes are being made to the Investment Divisions available under your Contract and to other miscellaneous sections as described herein.

The updates to the prospectus reflecting these changes are described below with references to those parts of the prospectus modified by this supplement.

1.)  Mortality and Expense Risk Charge:

►	Under FEES AND EXPENSES TABLES, the fee table titled “Periodic Expenses” on page 5 of the prospectus, and the accompanying footnotes on page 7 of the prospectus are revised to read as follows:

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 5	$50

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge 5.1	1.60%

Administration Charge	0.15%

Total Separate Account Annual Expenses for Base Contract	1.75%

5
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

5.1	This charge is 1.50% on Contracts purchased before August 29, 2011.

►	The section titled “EXAMPLE” on pages 23 and 24 of the prospectus is replaced in its entirety with the following:

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the examples.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 2% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,207	$2,987	$4,574	$7,863

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,207	$2,987	$4,574	$7,863

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$1,007	$2,862	$4,524	$7,863

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

►	Under CONTRACT CHARGES, in the subsection titled “Mortality and Expense Risk Charges” on page 39 of the prospectus, the first paragraph is replaced with the following.

Mortality and Expense Risk Charges.  Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for Mortality and Expense Risk Charges.  On an annual basis, this charge equals 1.60% of the average daily net asset value of your allocations to the Investment Divisions.  For Contracts purchased before August 29, 2011, the Mortality and Expense Risk Charge is 1.50%.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.

2.)  Availability of Options Under the LifeGuard Freedom Flex GMWB:

►
Under ACCESS TO YOUR MONEY, in the subsection titled “Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (‘LifeGuard Freedom Flex GMWB’ and ‘LifeGuard Freedom Flex with Joint Option GMWB’)” on page 279 of the prospectus, the summary of the available combinations of options under the LifeGuard Freedom Flex GMWB is revised to read as follows:

LifeGuard Freedom Flex GMWB -
Available Option Combinations

              Step-Up
Annual or Highest Quarterly                                             Freedom Flex
Bonus            Contract Value                                                         Death Benefit (DB)

                5%                      Annual
5%                      Quarterly
6%                      Annual                                                             Yes**
6%                      Quarterly
                7%                      Annual
7%                      Quarterly
8%*                    Annual

*No longer offered on or after August 29, 2011.

**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).

►
The charge table for the LifeGuard Freedom Flex GMWB is revised to read as set forth below.  The charge table appears in the following three sections in the prospectus:  (a) at footnote 48 (on page 19 of the prospectus) under the FEES AND EXPENSES TABLES in the “Optional Endorsements” subsection; (b) under CONTRACT CHARGES, in the subsection titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (‘LifeGuard Freedom Flex GMWB’) Charge” on page 63 of the prospectus; and (c) under ACCESS TO YOUR MONEY, in the subsection titled “Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (‘LifeGuard Freedom Flex GMWB’ and ‘LifeGuard Freedom Flex with Joint Option GMWB’),” under the “Step-Up” section on page 286 of the prospectus that applies to the LifeGuard Freedom Flex GMWB:

LifeGuard Freedom Flex GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%	2.04%	1.00%	1.02%
6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
8% Bonus and Annual Step-Up (no longer offered on or after August 29, 2011)	2.60%	2.64%	1.30%	1.32%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

3.  Changes to Investment Divisions and Other Miscellaneous Changes:

►
Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL Institutional Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Management Global Alpha Fund; and JNL/Red Rocks Listed Private Equity Fund (collectively, the “Divisions”) have stopped accepting any additional allocations or transfers. All other Investment Divisions of the Separate Account remain available.

Important Note:  If you currently have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to invest in the Divisions based on your existing election until you revise or terminate the automatic program. Any change to the existing automatic program is not permitted if you wish to continue an allocation to the Division. The Divisions are not available for any new or revised allocation instructions under any automatic program.

If you make a subsequent premium payment and have future allocation instructions on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. All such allocations prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract value in the JNL/WMC Money Market Investment Division to any other available Investment Division.

If you have the LifeGuard Select, Jackson Select, or Jackson Select Protector Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your future allocation instructions, described in the preceding paragraph.  Therefore, when you change your allocation instructions for subsequent premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new future allocation instructions, the automatic transfers will continue to be based on your existing instructions.

If an application for a Contract is received on or after August 29, 2011, or if a pending application is not in good order by August 26, 2011, and it includes an allocation to any one of the Divisions, that allocation will be allocated to the JNL/WMC Money Market Investment Division.  Please consult your representative promptly to assist you in subsequently reallocating the Contract value in the JNL/WMC Money Market Investment Division to any other available Investment Division.

Amounts invested in any of the Divisions as of August 29, 2011 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions on or after August 29, 2011 you will not be able to transfer back in.

For additional information, please see the Supplement dated August 29, 2011 to the JNL® Series Trust prospectus.

►	Effective August 29, 2011, the Investment Division investing in the JNL/BlackRock Global Allocation Fund is no longer closed, and has changed from a master-feeder structure to a sub-advised structure.

The following changes are made to your Prospectus in connection with this change:

•
The asterisk (“*”) following the “JNL/BlackRock Global Allocation Fund” in the fund list for the JNL Series Trust located on the back side of the Prospectus’ front page, and the asterisk’s corresponding information (denoting that “The Investment Division that invests in the JNL/BlackRock Global Allocation Fund currently is not accepting any additional allocations or transfers”) is deleted;

•
Under INVESTMENT DIVISIONS, the paragraph titled “Important information regarding the Investment Division investing in the JNL/BlackRock Global Allocation Fund (the ‘JNL/BlackRock Global Allocation Investment Division’)” is deleted; and

•
Under FEES AND EXPENSES TABLES, in the sub-section titled “Total Annual Fund Operating Expenses,” the row applicable to the JNL/BlackRock Global Allocation Fund in the first Fund Operating Expenses table is deleted, and the following row is added to the second Fund Operating Expenses table:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin FeeA	Distribution and/or Service (12b-1) Fees	Other ExpensesB	Acquired Fund Fees and ExpensesC	Total Annual Fund Operating Expenses
JNL/BlackRock Global Allocation	0.90%	0.20%	0.01%	0.00%	1.11%

In addition to these changes, refer to page 6 of this Supplement for the revised investment objective applicable to the JNL/BlackRock Global Allocation Fund.

►	Under FEES AND EXPENSES TABLES, in the sub-section titled “Total Annual Fund Operating Expenses,” footnote F is deleted in its entirety and replaced with the following:

F
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

►	All references to the following Investment Divisions are changed as follows:

Old Fund Name	New Fund Name
JNL/S&P Disciplined Moderate Fund	JNL Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund	JNL Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund	JNL Disciplined Growth Fund

►	Under INVESTMENT DIVISIONS, for JNL Series Trust, the following Investment Divisions’ corresponding investment objectives are deleted and replaced with the following:

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%), and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%), and non-traditional asset classes (approximately 35%).

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%), and non-traditional asset classes (approximately 50%).

JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 35%), and non-traditional asset classes (approximately 65%).

JNL/BlackRock Commodity Securities Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodities Strategy” will focus on investments in commodity securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks high total investment return by investing in a portfolio of equity, debt, money market securities and other short-term securities or instruments, of issuers located around the world.  Generally, the Fund will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

►	Under APPENDIX H for ACCUMULATION UNIT VALUES, the following paragraphs are added to the end of said section:

Set forth below are fund changes since the May 1, 2011 Prospectus for your information in reviewing Accumulation Unit information.

Effective August 29, 2011, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/S&P Disciplined Moderate Fund to JNL Disciplined Moderate Fund;
JNL/S&P Disciplined Moderate Growth Fund to JNL Disciplined Moderate Growth Fund; and
JNL/S&P Disciplined Growth Fund to JNL Disciplined Growth Fund.

►	Under PURCHASES, in the subsection titled “Accumulation Units”, the following paragraph is added to the end of the subsection:

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in good order will be used for initial pricing of your Contract values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial representative to determine if his/her broker-dealer has an agreement with us that provides for these pricing procedures.

______________________________
(To be used with VC5869 05/11 and VC5869SB 08/11)
JMV7647 08/11

Supplement dated August 29, 2011
To The Statement of Additional Information Dated May 1, 2011 For

PERSPECTIVE II®; PERSPECTIVESM L SERIES; PERSPECTIVE ADVISORS II®; RETIREMENT LATITUDESSM;
PERSPECTIVE REWARDS®; PERSPECTIVESM; PERSPECTIVE FOCUS®;
CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

PERSPECTIVE ADVISORSSM
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT III

PERSPECTIVE ADVANTAGESM
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT V

PERSPECTIVE II®; PERSPECTIVESM L SERIES; PERSPECTIVE ADVISORS II®; PERSPECTIVE REWARDS®;
PERSPECTIVESM; PERSPECTIVE FOCUS®; CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

PERSPECTIVE ADVISORSSM
Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT II

This supplement updates the above-referenced Statements of Additional Information.  Please read and keep it together with your copy of the Statement of Additional Information for future reference.

►	Under Condensed Financial Information, Accumulation Unit Values, the following paragraphs are added:

Set forth below are fund changes since the May 1, 2011 Prospectus for your information in reviewing Accumulation Unit information.

Effective August 29, 2011, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/S&P Disciplined Moderate Fund to JNL Disciplined Moderate Fund;
JNL/S&P Disciplined Moderate Growth Fund to JNL Disciplined Moderate Growth Fund; and
JNL/S&P Disciplined Growth Fund to JNL Disciplined Growth Fund.

______________________________
(To be used with V5893 05/11, V6017 05/11, NV6017 05/11, V5596 05/11, V3800 05/11, V3799 05/11, V3798 05/11,
NV5661 05/11, NV5936 05/11, NV3957 05/11, NV801 05/11, V5913 05/11, V5996 05/11, V5507 05/11, JMV4248 05/11, NV5893 05/11, NV5639 05/11, NV5913 05/11, NMV5188NY 05/11)

JMV7739 08/11

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B -
Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
                       Statements of Assets and Liabilities as of December 31, 2010
                       Statements of Operations for the period ended December 31, 2010
                       Statements of Changes in Net Assets for the periods ended December 31, 2010 and 2009
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2010 and 2009
                       Consolidated Income Statements for the years ended December 31, 2010, 2009, and 2008
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                         December 31, 2010, 2009, and 2008
                       Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009, and 2008
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 33-82080 and 811-08664).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated June 30, 1998, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.

a.
Specimen of the Perspective Advisors II(SM) Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.
Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

h.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

i.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

j.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

k.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m.	Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

n.
Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

o.
Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

p.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

q.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

s.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

t.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

u.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

v.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

w.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

x.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

y.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

z.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein   by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

cc.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement,   incorporated herein by reference to the Registrant's Post-Effective Amendment No.32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ff.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

gg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement,   incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement,  incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

oo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance  Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's  Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

pp.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

rr.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ss.
Specimen of the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-118368 and 811-08664).

tt.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

uu.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

vv.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

ww.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

xx.
Specimen of the 5% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

yy.
Specimen of the Combination [5%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

zz.
Specimen of the 6% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on December 31, 2008 (File Nos. 333-118368 and 811-08664).

aaa.
Specimen of the [6%] Roll-up and Highest Quarterly Anniversary Value guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on December 31, 2008 (File Nos. 333-118368 and 811-08664).

bbb.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 6, 2008 (File Nos. 333-70472 and 811-08664).

ccc.
Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal  Balance Adjustment and Annual Step-Up (Freedom) Endorsement (7587 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14 filed on December 31, 2009 (File Nos.333-118368 and 811-08664).

ddd.
Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated herein by reference  to the Registrant's Post-Effective Amendment No. 14 filed on December 31, 2009 (File Nos. 333-118368 and 811-08664).

eee.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal   Balance Adjustment and Annual Step-Up (DB) Endorsement (7589 01/09), incorporated herein by reference to the  Registrant's Post-Effective Amendment No. 14 filed on December 31, 2009 (File Nos. 333-118368 and 811-08664).

fff.
Specimen of the Highest  Quarterly  Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

ggg.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368  and 811-08664).

hhh.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum  Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

iii.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368  and 811-08664).

jjj.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum  Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

kkk.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal  Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB)  Endorsement (7602 04/09), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

lll.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos. 333-118368 and 811-08664).

mmm.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up  (LifeGuard  Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos. 333-118368 and 811-08664) .

nnn.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

ooo.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal  Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

ppp.
Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed   Withdrawal  Balance  Adjustment  and  Annual  Step-Up (LifeGuard Select With Joint Option) (7618 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

qqq.
Specimen of the [2%] Contract Enhancement Endorsement (7567 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

rrr.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

sss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

ttt.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

uuu.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

xxx.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

zzz.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

aaaa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

cccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

dddd.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

eeee.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

ffff.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

hhhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

iiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

jjjj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

kkkk.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

llll.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

mmmm.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

nnnn.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

5.

a.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Registration Statement, filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

b.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-118368 and 811-08664).

c.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 filed on December 21, 2007 (File Nos. 333-118368 and 811-08664).

d.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 filed on December 21, 2007 (File Nos. 333-118368 and 811-08664).

e.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 filed on April 25, 2007 (File Nos. 333-118368 and 811-08664).

f.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post- Effective Amendment No. 10 filed on November 28, 2007 (File Nos. 333-118368 and 811-08664).

g.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on March 26, 2008 (File Nos. 333-118368 and 811-08664).

h.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post- Effective Amendment No. 12 filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

i.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

j.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos. 333-118368 and 811-08664).

k.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos. 333-118368 and 811-08664).

l.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

m.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

n.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

o.
Form of the Perspective Advisors II (SM) Fixed and Variable Annuity Application (VA410 05/11),incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on April 28, 2011 (File Nos. 333-118368 and 811-08664).

p.
Form of the Variable and Fixed Annuity Application (V3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on April 28, 2011 (File Nos. 333-118368 and 811-08664).

q.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application (VA410 08/11), incorporated herein by reference to the Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175718 and 811-08664).

r.
Form of the Variable and Fixed Annuity Application (V3573 08/11), incorporated herein by reference to the Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175718 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.

a.
Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on March 26, 2008 (File Nos. 333-118368 and 811-08664).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective  Amendment  No. 12 filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post- Effective  Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16 filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD  ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on April 28, 2011 (File Nos. 333-118368 and 811-08664).

j.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD  ("Reinsurer"), with effective date August 29, 2011, attached hereto.

8.              Not Applicable.

9.              Opinion and Consent of Counsel, attached hereto.

10.            Consent of Independent Registered Public Accounting Firm, attached hereto.

11.            Not Applicable.

12.            Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

Teresa L. Caldwell	Senior Vice President
1 Corporate Way
Lansing, MI 48951

James Carter	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett	Assistant Vice President & Illustration Officer
7601 Technology Way
Denver, CO 80237

Tony L. Dowling	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field	Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

John K. Haack	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

H. Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Director
7601 Technology Way
Denver, CO 80237

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Leandra R. Knes	Director
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Richard Liphardt	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes	Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jason McCallister	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Diahn McHenry	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Gary J. Rudnicki	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer & Director
1 Corporate Way
Lansing, MI 48951

Kenneth Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President, Chief Executive Officer, Chairman & Director
1 Corporate Way
Lansing, MI 48951

Toni Zvonar	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

David A. Zyble	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Alcona Funding LLC	Delaware	100% Jackson National Life Insurance Company
Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment Managers Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Berrien Funding LLC	Delaware	100% Jackson National Life Insurance Company
Brooke LLC	Delaware	77% Prudential (US Holdco2) Limited 23% Brooke (Jersey) Limited
Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK) Limited	United Kingdom	100% Brooke UK LLC
Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Brooke UK LLC	Delaware	100% Brooke (Holdco 1) Inc.
Buying Force Limited	United Kingdom	50% Prudential Property Investment Managers Limited
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance Company
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited (formerly Marlin Acquisitions Limited)	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC	Michigan	100% Jackson National Life Insurance Company
Curian Series Trust	Massachusetts	100% Curian Capital, LLC
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital E&W B.V.
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	United Kingdom	100% FA II Limited
Falcon Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Falcon Acquisitions Subholdings Limited	United Kingdom	90% Falcon Acquisitions Holdings Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Five plc	England	100% Prudential Group Holdings Limited
GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	United Kingdom	100% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited
Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	United Kingdom	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital CI II Limited	Scotland	100% M&G Limited
Infracapital EF II Limited	Scotland	100% M&G Limited
Infracapital E&W B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital GP II Limited	England	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	United Kingdom	100% M&G Limited
Infracapital Nominees Limited	United Kingdom	100% M&G Limited
Infracapital SLP Limited	United Kingdom	100% M&G Limited
Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited
International Opportunities Shari’a Funds (OEIC) Limited	United Arab Emirates	100% Prudential Asset Management Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance Company
Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNLI LLC	Delaware	100% Jackson National Life Insurance Company
JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account – I
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	United Kingdom	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	France (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	United Kingdom	100% M&G International Investments Limited
M&G Investment Management Limited	United Kingdom	100% M&G Limited
M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited
M&G Limited	United Kingdom	100% M&G Group Limited
M&G Management Services Limited	United Kingdom	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G Real Estate Finance 1 Co S.a.r.l	Luxemborg	100% M&G RED GP Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	United Kingdom	100% Infracapital GP Limited
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke UK LLC
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Four Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Asset Management Co. Ltd.	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.79% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PCA Securities Investment Trust Company Limited	Taiwan	99.54% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	United Kingdom	100% Prudential IP Services Limited
PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC
Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited
PPMC First Nominees Limited	United Kingdom	100% M&G Limited
PPS Five Limited	United Kingdom	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Park Avenue Investments (Guernsey) Limited	Guernsey	50% Prudential (Netherlands) BV
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1) Limited
Prudential (US Holdco 1) Limited	United Kingdom	76.72% Brooke LLC 23.28% Prudential Four Limited
Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV
Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC
Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV
Prudential – AA Office Joint Venture Company	Vietnam	70% Prudential Vietnam Assurance Private Limited
Prudential / M&G UKCF GP Limited	United Kingdom	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd. Prudential Tower	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	United Kingdom	100% Prudential plc
Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding Company Limited
Prudential Capital Luxembourg S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Ltd.
Prudential Corporate Pensions Trustee Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	United Kingdom	Publicly Traded
Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Holdings Limited
Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	United Kingdom	100% Prudential plc
Prudential Five Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Four Limited	United Kingdom	97.62% Prudential Corporation Holdings Limited 2.38% Prudential plc
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	United Kingdom	100% Prudential plc
Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	United Kingdom	25% The Prudential Assurance Company Limited
Prudential Health Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Health Insurance Limited	England	100% Prudential Health Holdings Limited
Prudential Health Services Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Pensions Administration Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	United Kingdom	100% M&G Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% PruPIM Ltd
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Property Services Limited	United Kingdom	100% Prudential plc
Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	United Kingdom	100% M&G Limited
Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prudential Vietnam Fund Management Private Limited Company	Vietnam	100% Prudential Vietnam Assurance Private Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	United Kingdom	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Corporation Holdings Limited
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
Securities Lending Cash Collateral Fund LLC	Delaware	100% Jackson Funds
Securities Lending Liquidating Fund LLC	Delaware	100% Jackson Funds
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	United Kingdom	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
Stableview Limited	United Kingdom	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans Limited
The First British Fixed Trust Company Limited	United Kingdom	100% M&G Limited
The Forum, Solent, Management Company Limited	United Kingdom	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	United Kingdom	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	United Kingdom	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of June 30, 2011

Qualified – 7,142
Non-Qualified – 8,641

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Michelle L. Carroll	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer and FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon Smith	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President and Controller
7601 Technology Way
Denver, CO 80237

Daniel W. Thomas	Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Executive Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Matt Witulski	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of August, 2011.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:   /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By:    /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*
/s/ Thomas J. Meyer	August 26, 2011
Michael A. Wells, President, Chief
Executive Officer, Chairman, and Director

*
/s/ Thomas J. Meyer	August 26, 2011
James R. Sopha, Chief Operating Officer
and Director

*
/s/ Thomas J. Meyer	August 26, 2011
Clifford J. Jack, Executive Vice President
and Director

*
/s/ Thomas J. Meyer	August 26, 2011
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*
/s/ Thomas J. Meyer	August 26, 2011
Robert A. Fritts, Senior Vice President and
Controller

*
/s/ Thomas J. Meyer	August 26, 2011
Leandra R. Knes, Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact
pursuant to Power of Attorney effective
April 7, 2011

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and  requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNL Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875 and 333-172877), JNL Separate Account III (File No. 333-41153), JNL Separate Account IV (File Nos. 333-108433 and 333-118131), and JNL Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS  WHEREOF,  the undersigned have executed this Power of Attorney effective as of the 7th day of April, 2011.

MICHAEL A. WELLS
______________________________________
Michael A. Wells, President, Chief
Executive Officer and Director

JAMES R. SOPHA
______________________________________
James R. Sopha, Chief Operating Officer
and Director

CLIFFORD J. JACK
______________________________________
Clifford J. Jack, Executive Vice President
and Director

P. CHAD MYERS
______________________________________
P. Chad Myers, Executive Vice President,
Chief Financial Officer and Director

CLARK P. MANNING, JR.
______________________________________
Clark P. Manning, Jr., Director

ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

LEANDRA R. KNES
______________________________________
Leandra R. Knes, Director

EXHIBIT LIST

Exhibit No.  Description

7.

j.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD  ("Reinsurer"), with effective date August 29, 2011, attached hereto as EX-7j.

9.           Opinion and Consent of Counsel, attached hereto as EX-9.

10.         Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.